Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following:

	As of December 31,
	2023	2022
Vehicles held for use	$3,212	$515
Production facilities	2,760	377
Electronic equipment	779	178
Furniture	280	46
Leasehold improvement	114	-
Battery and charging swap infrastructure	106	67
Construction in process (ii)	-	554
Less: Accumulated depreciation	(868)	(80)
Less: Impairment of property and equipment (i)	(3,186)	-
Property and equipment, net	$3,197	$1,657

(i)	Impairment of property and equipment was US$3.2 million for the year ended December 31, 2023, which was recognized on certain property and equipment associated with vehicle manufacturing.

(ii)	Construction in process as of December 31, 2022 was production facilities for transportation, which were completed in January 2023 and transferred to production facilities, and depreciation commenced thereafter.

Schedule of Impairment made for Property and Equipment

Impairment made for property and equipment was as follows:

Amounts
Balance as at December 31, 2021	$-

Balance as at December 31, 2022	$-
Impairment made during the period	3,183
Effect of exchange rate differences	3
Balance as at December 31, 2023	$3,186